Earnings per Share	6 Months Ended
Jun. 30, 2013
Losses per Share [Abstract]
Losses per Share
12.      Earnings per Share:

All shares issued (including the restricted shares issued under the Company's equity incentive plan) are the Company's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed.

The Company calculates basic and diluted earnings per share as follows:

	Six month period ended June 30,
	2012	2013
Income:
Net (loss)/income	$(4,460)	$1,964

Basic (loss) /earnings per share:
Weighted average common shares outstanding, basic	5,385,359	5,414,998
Basic (loss)/earnings per share	$(0.83)	$0.36

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	28,641
Weighted average common shares outstanding, diluted	5,385,359	5,443,639
Diluted (loss)/earnings per share	$(0.83)	$0.36

The weighted average diluted common shares outstanding for the six month period ended June 30, 2013 includes the effect of 28,641 shares being the number of incremental shares assumed to be issued under the treasury stock method.